Submission	Dec. 01, 2025
Submission [Line Items]
Central Index Key	0001587987
Registrant Name	NewtekOne, Inc.
Registration File Number	333-291615
Form Type	S-4
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A